Expense Example {- Fidelity Global Credit Fund} - 12.31 Fidelity Global Credit Fund Retail PRO-08 - Fidelity Global Credit Fund - Fidelity Global Credit Fund	Mar. 01, 2021 USD ($)
Expense Example:
1 year	$ 77
3 years	276
5 years	499
10 years	$ 1,142